CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Assets
Cash and cash equivalents	$ 7	$ 50	$ 355
Other current assets	44	17	24
Total Current Assets	51	67	379
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	8	9	8
Total Assets	59	76	387
Liabilities and Stockholders' Equity (Deficit)
Accounts payables	10	9	115
Other accounts payable	251	163	3
Asher Capital - Debenture	79	45
Total Current Liabilities	340	217	118
STOCKHOLDERS' DEFICIT:
Common stock value	121	117	69
Additional paid-in capital	24,321	22,670	6,452
Accumulated deficit during the development stage	(24,723)	(22,928)	(6,252)
Total Stockholders' Equity (Deficit)	(281)	(141)	269
Total liabilities and Stockholders' Equity (Deficit)	$ 59	$ 76	$ 387